Investment Strategy - ERShares Private-Public Crossover ETF	May 15, 2026
Prospectus [Line Items]
Strategy [Heading]	1.Effective May 15, 2026, in each of the sections entitled “Principal Investment Strategies” beginning on pages 1 and 9 of the Prospectus, please insert the following sentence after the first sentence of the first paragraph:
Strategy Narrative [Text Block]

The Fund selects most of its investments from companies included in the proprietary ERShares 30 Total Return Index, an index applying the EF model created and maintained by EntrepreneurShares, LLC (“ERShares”), an affiliate of the Advisor.